Share Based Payments (Details) shares in Millions	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019	Jun. 30, 2009 shares	Jun. 30, 2008 shares	Jun. 30, 2007 shares	Jun. 30, 2005 shares	Jun. 30, 2004 shares
Share Based Payments (Details) [Line Items]
Number of director	6		4	4
Number of former director	2		2	2
Number of key management personnel	2		2	2
Number of employees	8		9	11
Number of consultant	5		5	7
Number of ordinary shares authorized under plan (in Shares)					60.0	45.0	30.0	22.0	12.0
Issued securities value (in Shares)		157.5
Percentage of default vesting conditions per year	25.00%
Ads Plan 2018 [Member]
Share Based Payments (Details) [Line Items]
Issued securities value (in Shares)			200.0
Percentage of default vesting conditions per year	25.00%